Other Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Payable [Abstract]
Other Payable
14	Other Payable

M/s Brooge International Advisory LLC	74,253,965	74,253,965
	74,253,965	74,253,965

As disclosed on May 27, 2022, the Group has not been able to file the 2021 Form 20-F due to an ongoing non-public examination being conducted by the U.S. Securities and Exchange Commission (the “SEC”) regarding the financial statements of the Group. Subsequently, the Audit Committee of the Board of Directors (the “Audit Committee”), engaged independent counsel to conduct under its supervision, an internal examination into the Group’s revenue recognition practices and related matters. As a result of the findings from this internal examination, on August 12, 2022, the Audit Committee, in consultation with the Group’s management, concluded that the previously issued audited consolidated financial statements as of and for the periods ending December 31, 2020, 2019, and 2018, and the previously issued unaudited financial statements for interim periods therein and the six months ended June 30, 2021 should no longer be relied upon.

In connection with the internal examination, the Group conducted a comprehensive review of the accounting policies, procedures, and internal controls related to revenue recognition. All available customer contracts were assessed based on International Financial Reporting Standard (IFRS) 15 ‘Revenue from Contracts with Customers’ and IFRS 16 ‘Leases’. This review identified that the funds received from a related party viz. M/s Al Brooge International Advisory LLC do not qualify to be recognised as revenue. Due to the qualitative nature of the matters identified in the Group’s internal examination, including the number of years over which the non-qualified revenue was recognized the Group determined that it would be appropriate to rectify the misstatements in the previously issued financial statements by restating such financial statements.

Accordingly, the above USD 74,253,965 mainly represents funds received from BIA, which was reversed from revenue and re-classified as Other payables under Liabilities.

The Management does not expect to settle these amounts using any of it’s current assets or any existing resources in the foreseeable future. Pending its potential receipt of confirmation or adequate supporting documentation from the party, the Group has taken a conservative approach to recognise this as a liability. The Group continues to assess this liability and will evaluate whether there arises any obligation or it is discharged or cancelled or expires or is swapped out for one with significantly different terms or when the terms of are significantly modified, such an exchange or modification is recognized as a derecognition of the old liability and the recognition of a new liability or as equity contribution, as applicable and the difference in the respective carrying amounts will be recorded in the statement of either other comprehensive income or directly as equity as applicable.

19	Other Payable

M/s Brooge International Advisory LLC	74,253,965	74,253,965
	74,253,965	74,253,965

As disclosed on May 27, 2022, the Group has not been able to file the 2021 Form 20-F due to an ongoing non-public examination being conducted by the U.S Securities and Exchange Commission (the “SEC”) regarding the consolidated financial statements of the Group. Subsequently, the Audit Committee of the Board of Directors (the “Audit Committee”), engaged independent counsel to conduct under its supervision, an internal examination into the Group’s revenue recognition practices and related matters. As a result of the findings from this internal examination, on August 12, 2022, the Audit Committee, in consultation with the Group’s management, concluded that the previously issued audited consolidated financial statements as of and for the periods ending December 31, 2020 and 2019, and the previously issued unaudited consolidated financial statements for interim periods therein and the six months ended June 30, 2021 should no longer be relied upon.

In connection with the internal examination, the Group conducted a comprehensive review of the accounting policies, procedures, and internal controls related to revenue recognition. All available customer contracts were assessed based on International Financial Reporting Standard (IFRS) 15 ‘Revenue from Contracts with Customers’ and IFRS 16 ‘Leases’. This review identified that the funds received from a related party viz. M/s Al Brooge International Advisory LLC do not qualify to be recognised as revenue. Due to the qualitative nature of the matters identified in the Group’s internal examination, including the number of years over which the non-qualified revenue was recognized the Group determined that it would be appropriate to rectify the misstatements in the previously issued consolidated financial statements by restating such consolidated financial statements. Accordingly, an amount of USD 74,253,965 which represents funds received from BIA, was reversed from revenue and re-classified as Other payable under Liabilities for the financial years from 2018 to 2020.

The Management do not expect to settle these amounts using any of it’s current assets or any existing resources in the foreseeable future. Pending its potential receipt of confirmation or adequate supporting documentation from the party, the Group has taken a conservative approach to recognise this as a liability. The Group continues to assess this liability and will evaluate whether there arises any obligation or it is discharged or cancelled or expires or is swapped out for one with significantly different terms or when the terms of are significantly modified, such an exchange or modification is recognized as a derecognition of the old liability and the recognition of a new liability or as equity contribution, as applicable and the difference in the respective carrying amounts will be recorded in the consolidated statement of either other comprehensive income or directly as equity as applicable.

The above changes pertaining to reversal of Revenue and recognition of such amount under Other payable were accounted retrospectively in accordance with IAS 8.

19	Other Payable

M/s Brooge International Advisory LLC (Note 32)	74,253,965	73,453,606
	74,253,965	73,453,606

19	Other Payable

M/s Brooge International Advisory LLC	73,453,606	57,794,495
	73,453,606	57,794,495

19	Other Payable

M/s Brooge International Advisory LLC	57,794,495	27,854,947
	57,794,495	27,854,947
Please refer Note 33 for more details.